UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       November 12, 2009
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $329,214
                                        (thousands)


List of Other Included Managers: NONE

                        FORM 13F INFORMATION TABLE




                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
APPLE INC                      COM              037833100   8,248     44,500  SH            SOLE      NONE      44,500
ARCSIGHT INC                   COM              039666102   1,204     50,000  SH            SOLE      NONE      50,000
ARUBA NETWORKS INC             COM              043176106  10,451  1,182,224  SH            SOLE      NONE    1,182,224
ATHENAHEALTH INC               COM              04685W103   1,343     35,000  SH            SOLE      NONE      35,000
BAIDU INC                      SPON ADR REP A   056752108   1,955      5,000  SH            SOLE      NONE       5,000
BUNGE LIMITED                  COM              G16962105   1,878     30,000       PUT      SOLE      NONE      30,000
CHINA-BIOTICS INC              COM              16937B109   4,468    279,254  SH            SOLE      NONE     279,254
CHINACAST EDU CORP             COM              16946T109     555     76,345  SH            SOLE      NONE      76,345
CHINDEX INTERNATIONAL INC      COM              169467107   1,264    100,456  SH            SOLE      NONE     100,456
CHIPOTLE MEXICAN GRILL INC     CL A             169656105   1,456     15,000  SH            SOLE      NONE      15,000
COMMVAULT SYSTEMS INC          COM              204166102   1,426     68,700       CALL     SOLE      NONE      68,700
COMPELLENT TECHNOLOGIES INC    COM              20452A108     722     40,000  SH            SOLE      NONE      40,000
CREE INC                       COM              225447101   4,043    110,000  SH            SOLE      NONE     110,000
CROCS INC                      COM              227046109     668    100,500  SH            SOLE      NONE     100,500
DENDREON CORP                  COM              24823Q107   1,400     50,000       CALL     SOLE      NONE      50,000
DREAMWORKS ANIMATION SKG INC   CL A             26153C103   3,023     85,000  SH            SOLE      NONE      85,000
E HOUSE CHINA HLDGS LTD        ADR              26852W103   2,738    128,185  SH            SOLE      NONE     128,185
EBIX INC                       COM NEW          278715206     570     10,300  SH            SOLE      NONE      10,300
EHEALTH INC                    COM              28238P109     881     60,700  SH            SOLE      NONE      60,700
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   2,760    250,000       CALL     SOLE      NONE     250,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   4,568    413,742  SH            SOLE      NONE     413,742
GOLDMAN SACHS GROUP INC        COM              38141G104   8,296     45,000       PUT      SOLE      NONE      45,000
GOOGLE INC                     CL A             38259P508   2,479      5,000  SH            SOLE      NONE       5,000
GRAND CANYON ED INC            COM              38526M106   1,800    100,948  SH            SOLE      NONE     100,948
HANSEN MEDICAL INC             COM              411307101      79     22,636  SH            SOLE      NONE      22,636
HANSEN MEDICAL INC             COM              411307101     700    200,000       CALL     SOLE      NONE     200,000
HARBIN ELECTRIC INC            COM              41145W109     633     37,500  SH            SOLE      NONE      37,500
HECKMANN CORP                  COM              422680108     277     60,500       CALL     SOLE      NONE      60,500
HECKMANN CORP                  COM              422680108   4,217    920,700  SH            SOLE      NONE     920,700
HITTITE MICROWAVE CORP         COM              43365Y104   2,467     67,083  SH            SOLE      NONE      67,083
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105   2,080    219,200  SH            SOLE      NONE     219,200
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107   3,004    100,639  SH            SOLE      NONE     100,639
INTERACTIVE BROKERS GROUP IN   COM              45841N107   1,987    100,000       CALL     SOLE      NONE     100,000
ISILON SYS INC                 COM              46432L104   4,440    727,940  SH            SOLE      NONE     727,940
ISIS PHARMACEUTICALS INC       COM              464330109   1,093     75,000       CALL     SOLE      NONE      75,000
KONGZHONG CORP                 SPONSORED ADR    50047P104   4,340    303,080  SH            SOLE      NONE     303,080
LOCAL COM CORP                 COM              53954R105     776    155,453  SH            SOLE      NONE     155,453
LOGMEIN INC                    COM              54142L109   1,845    100,762  SH            SOLE      NONE     100,762
MAXWELL TECHNOLOGIES INC       COM              577767106     653     35,429  SH            SOLE      NONE      35,429
MCGRAW HILL COS INC            COM              580645109   2,514    100,000       PUT      SOLE      NONE     100,000
MELLANOX TECHNOLOGIES LTD      SHS              M51363113   8,370    510,651  SH            SOLE      NONE     510,651
MEMC ELECTR MATLS INC          COM              552715104   4,990    300,000       CALL     SOLE      NONE     300,000
MICROSOFT CORP                 COM              594918104   7,716    300,000       PUT      SOLE      NONE     300,000
MONOLITHIC PWR SYS INC         COM              609839105   1,909     81,418  SH            SOLE      NONE      81,418
MOODYS CORP                    COM              615369105   2,046    100,000       PUT      SOLE      NONE     100,000
MOVE INC COM                   COM              62458M108   1,134    420,045  SH            SOLE      NONE     420,045
NETEASE COM INC                SPONSORED ADR    64110W102   2,741     60,000  SH            SOLE      NONE      60,000
NETFLIX INC                    COM              64110L106   2,783     60,280  SH            SOLE      NONE      60,280
NETLOGIC MICROSYSTEMS INC      COM              64118B100  13,500    300,000       PUT      SOLE      NONE     300,000
NETSUITE INC                   COM              64118Q107   2,462    160,928  SH            SOLE      NONE     160,928
OMNITURE INC                   COM              68212S109     281     13,100       CALL     SOLE      NONE      13,100
OMNITURE INC                   COM              68212S109   2,466    115,000  SH            SOLE      NONE     115,000
ORTHOVITA INC                  COM              68750U102     285     65,000  SH            SOLE      NONE      65,000
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104   1,684     35,000  SH            SOLE      NONE      35,000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  80,275  1,900,000       PUT      SOLE      NONE    1,900,000
PRICELINE COM INC              COM NEW          741503403     415      2,500  SH            SOLE      NONE       2,500
RAMBUS INC DEL                 COM              750917106   2,610    150,000       CALL     SOLE      NONE     150,000
SALESFORCE COM INC             COM              79466L302   5,693    100,000  SH            SOLE      NONE     100,000
SEALY CORP                     COM              812139301   2,354    735,611  SH            SOLE      NONE     735,611
SINA CORP                      ORD              G81477104   4,745    125,000       CALL     SOLE      NONE     125,000
SINA CORP                      ORD              G81477104   7,592    200,000  SH            SOLE      NONE     200,000
SMART BALANCE INC              COM              83169Y108   1,897    308,946  SH            SOLE      NONE     308,946
SPDR GOLD TRUST                GOLD SHS         78463V107   4,923     49,800       PUT      SOLE      NONE      49,800
SPDR TR                        UNIT SER 1       78462F103  15,839    150,000       PUT      SOLE      NONE     150,000
STEC INC                       COM              784774101   2,666     90,700  SH            SOLE      NONE      90,700
SUCCESSFACTORS INC             COM              864596101   9,032    641,938  SH            SOLE      NONE     641,938
SUNPOWER CORP                  COM CL A         867652109  13,026    435,800       CALL     SOLE      NONE     435,800
SUPPORT COM INC                COM              86858W101   5,150  2,145,625  SH            SOLE      NONE    2,145,625
TIANYIN PHARMACEUTICAL CO IN   COM              88630M104     111     29,300  SH            SOLE      NONE      29,300
TONGXIN INTERNATIONAL LTD      COM              G8918T103     485     50,902  SH            SOLE      NONE      50,902
UNDER ARMOUR INC               CL A             904311107   2,783    100,000       CALL     SOLE      NONE     100,000
UNIVERSAL DISPLAY CORP         COM              91347P105   1,065     89,169  SH            SOLE      NONE      89,169
VIRTUAL RADIOLOGIC CORPORATI   COM              92826B104     589     45,220  SH            SOLE      NONE      45,220
VMWARE INC                     CL A COM         928563402   8,034    200,000       CALL     SOLE      NONE     200,000
VMWARE INC                     CL A COM         928563402   7,092    176,555  SH            SOLE      NONE     176,555
VOLTERRA SEMICONDUCTOR CORP    COM              928708106   1,173     63,904  SH            SOLE      NONE      63,904

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